SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at dates of the financial statements and the reported amounts of revenue and expenses during the periods. Actual results could differ from these estimates. Our significant estimates and assumptions include the useful lives of fixed assets and intangible assets, the fair value of our stock, and the valuation allowance relating to the Company’s deferred tax assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at dates of the financial statements and the reported amounts of revenue and expenses during the periods. Actual results could differ from these estimates. Our significant estimates and assumptions include depreciation and the fair value of our stock, stock-based compensation, debt discount and the valuation allowance relating to the Company’s deferred tax assets.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with an original maturity of three months or less at the date of purchase. Cash and cash equivalents are carried at cost, which approximates fair value.

As of September 30, 2021 and December 31, 2020, the Company had $595,390 and $326,713, respectively of cash and had no cash equivalents.

Cash and cash equivalents consist of highly liquid investments with an original maturity of three months or less at the date of purchase. Cash and cash equivalents are carried at cost, which approximates fair value.

As of December 31, 2020, the Company had $326,714 of cash.

Accounts Receivable

Trade accounts receivable are recorded net of allowance for expected uncollectible accounts. The Company extends credit to its customers in the normal course of business and performs on-going credit evaluations of its customers. All accounts, or portions thereof, that are deemed uncollectible are written off to bad debt expense, as incurred. In addition, most sales orders are not accepted without a substantial deposit. As of September 30, 2021, we recorded an allowance of $386,385 for uncollectible accounts.

Trade accounts receivable are recorded net of allowance for expected uncollectible accounts. The Company extends credit to its customers in the normal course of business and performs on-going credit evaluations of its customers. All accounts, or portions thereof, that are deemed uncollectible are written off to bad debt expense, as incurred. In addition, most sales orders are not accepted without a substantial deposit. As of December 31, 2020, the Company’s ledger had $756,095 as an allowance/ provision for collectible accounts.

Inventory

Inventories are stated at the lower of cost or net realizable value using the first-in first-out (FIFO) method. We have four principal categories of inventory:

Sales demonstration inventory -Sales demonstration inventory represents completed product used to support our sales force for demonstrations and held for sale. Sales demonstration inventory is held in our demo facilities or by our sales representatives for up to three years, at which time it would be refurbished and transferred to finished goods as used equipment, stated at the lower of cost or net realizable value. We expect these refurbished units to remain in finished goods inventory and sold within 12 months.

Equipment parts inventory - This inventory represents components and raw materials that are currently in the process of being converted to a certifiable lot of saleable product through the manufacturing and/or equipment assembly process. Inventories include parts and components that may be specialized in nature and subject to rapid obsolescence. The Company periodically reviews the quantities and carrying values of inventories to assess whether the inventories are recoverable. Because of the Company's vertical integration, a significant or sudden decrease in sales activity could result in a significant change in the estimates of excess or obsolete inventory valuation. The costs associated with provisions for excess quantities, technological obsolescence, or component rejections are charged to cost of sales as incurred.

Work in process inventory - Work in process inventory consists of inventory that is partially manufactured or not fully assembled as of the date of these financial statements. This equipment, machines, parts, frames, lasers and assemblies are items not ready for use or resale. Costs are accumulated as work in process until sales ready items are compete when it is moved to finished goods inventory. Amounts in this account represent items at various stages of completion at the date of these financial statements.

Finished goods inventory - Finished goods inventory consists of purchased inventory that were fully manufactured, assembled or in salable condition. Finished goods inventory is comprised of items that are complete and ready for commercial application without further cost other that delivery and setup. Finished goods inventory includes demo and other equipment, lasers, software, machines, parts or assemblies.

At September 30, 2021 (unaudited) and December 31, 2020, respectively, our inventory consisted of the following:

	September 30, 2021	December 31, 2020
Inventory
Equipment Parts Inventory	706,230	690,069
Finished Goods Inventory	95,603	181,453
Sales Demo Inventory	1,074,240	1,281,564
Work in process Inventory	66,360	19,241
Total Inventory	1,942,433	2,172,327

Inventories are stated at the lower of cost or net realizable value using the first-in first-out (FIFO) method. The Company has four principal categories of inventory:

Sales demonstration inventory -Sales demonstration inventory represents completed product used to support the Company’s sales force for demonstrations and held for sale. Sales demonstration inventory is held in the Company’s demo facilities or by its sales representatives for up to three years, at which time it would be refurbished and transferred to finished goods as used equipment, stated at the lower of cost or net realizable value. The Company expects these refurbished units to remain in finished goods inventory and sold within 12 months at prices that produce reduced gross margins.

Equipment parts inventory - This inventory represents components and raw materials that are currently in the process of being converted to a certifiable lot of saleable product through the manufacturing and/or equipment assembly process. Inventories include parts and components that may be specialized in nature and subject to rapid obsolescence. The Company periodically reviews the quantities and carrying values of inventories to assess whether the inventories are recoverable. Because of the Company’s vertical integration, a significant or sudden decrease in sales activity could result in a significant change in the estimates of excess or obsolete inventory valuation. The costs associated with provisions for excess quantities, technological obsolescence, or component rejections are charged to cost of sales as incurred.

Work in process inventory - Work in process inventory consists of inventory that is partially manufactured or not fully assembled as of the date of these financial statements. This equipment, machines, parts, frames, lasers and assemblies are items not ready for use or resale. Costs are accumulated as work in process until sales ready items are compete when it is moved to finished goods inventory. Amounts in this account represent items at various stages of completion at the Registration date.

Finished goods inventory - Finished goods inventory consists of purchased inventory that were fully manufactured, assembled or in salable condition. Finished goods inventory is comprised of items that are complete and ready for commercial application without further cost other that delivery and setup. Finished goods inventory includes demo and other equipment, lasers, software, machines, parts or assemblies.

At December 31, 2020, and December 31, 2019, respectively, the Company’s inventory consisted of the following:

	Dec 31, 20	Dec 31, 19
Inventory
Equipment Parts Inventory	690,069	0
Finished Goods Inventory	186,463	0
Sales Demo Inventory	1,281,564	495,150
Work in process Inventory	19,241	0
Total Inventory	2,172,327	495,150

Inventory is stated at the lower of cost (first-in, first-out method) or net realizable value. Inventory includes parts and components that may be specialized in nature and subject to rapid obsolescence. Company maintains a reserve for excess or obsolete inventory items. Inventories are written off and charged to cost of goods sold when identified as excess or obsolete. If future sales differ from these forecasts, the valuation of excess and obsolete inventory may change, and additional inventory provisions may be required. Because of our vertical integration, a significant or sudden decrease in sales could result in a significant change in the estimates of excess or obsolete inventory valuation.

On December 31, 2020, the Company recorded $63,323 in inventory obsolescence. No inventory was obsolete on December 31, 2019.

Fixed Assets - Plant Machinery and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The estimated useful lives for significant property and equipment categories are as follows:

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years

	September 30, 2021	December 31, 2020
Fixed Assets:
Accumulated Depreciation	(746,200)	(26,409)
Machinery & Equipment	797,695	794,945
Office and Computer Equipment	8,420	8,420
Office Furniture	31,029	31,029
R&D Equipment	31,053	31,053
Vehicles	9,989	9,989
Total	738,907	849,027

For the three and nine months ended September 30, 2021, we recorded $39,930 and $79,859, respectively, of depreciation expense. For the three and nine months ended September 30, 2020, we recorded $6,602 and $13,205, respectively, of depreciation expense.

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Intangible Assets

Intangible assets consist primarily of capitalized equipment design documentation, acquired customer relationships, and software costs including MRP/ERP, inventory management, and engineering design applications. The equipment design documentation development costs are recorded in accordance with Accounting Standards Codification (“ASC”) No. 985-20, “Costs of Software to Be Sold, Leased, or Marketed,” with costs to be amortized on a product-by-product basis based on the greater of the amounts computed using the following (a) the ratio that current gross revenues for the product bear to the total of current and anticipated future gross revenues for that product and (b) the straight-line method over the remaining estimated economic life of the product. Software costs are amortized using the straight-line method in accordance with ASC 350-40. “Internal-Use Software.” The acquired customer relationship intangible asset will be amortized using the straight-line method over the estimated useful life based on the pattern in which the expected benefits will be consumed. The Company’s intangible assets were placed in service on January 1, 2021. The carrying values have been revised to reflect current period amortization, resulting in an increase in expenses and decrease in net income of $58,709 and $176,130, respectively, for the nine months ended September 30, 2021, and a decrease in earnings per share of $0.01 for the nine months ended September 30, 2021. On an ongoing basis, management reviews the valuation of intangible assets to determine if there has been impairment by comparing the related assets’ carrying value to the undiscounted estimated future cash flows and/or operating income from related operations.

Intangible Assets:	Useful Life	September 30, 2021	December 31, 2020
Customer Relationships	8 years	191,219	211,000
Equipment Design Documentation	15 years	2,541,520	2,675,000
Operational Software & Website	10 years	276,678	298,280
Total Intangible Assets, net		3,011,145	3,184,280

Intangible assets consist primarily of capitalized equipment design documentation, software costs for equipment manufactured for sale, research and development, as well as certain patent, trademark and license costs. Capitalized software and equipment design documentation development costs are recorded in accordance with Accounting Standards Codification (“ASC”) No. 985-20, “Costs of Software to Be Sold, Leased, or Marketed,” with costs amortized using the straight-line method over a ten-year period. Patent, trademark and license costs are amortized using the straight-line method over their estimated useful lives of 12 years. On an ongoing basis, management reviews the valuation of intangible assets to determine if there has been impairment by comparing the related assets’ carrying value to the undiscounted estimated future cash flows and/or operating income from related operations.

The Company’s intangible assets are deemed to have indefinite lives and, accordingly, are not amortized, but are evaluated for impairment at least annually, but more often whenever changes in facts and circumstances occur which may indicate that the carrying value may not be recoverable. The customer list was deemed to have a life of five years and will be amortized through December 2025.

The Company employs various core technologies across many different product families and applications in an effort to maximize the impact of our research and development costs and increase economies of scale and to leverage its technology-specific expertise across multiple product platforms. The technologies inherent in its laser equipment products include application documentation, proprietary and custom software developed for operation of its equipment, specific knowledge of supply chain and, mostly important, equipment design documentation, consisting of 3D engineering drawings, bills of materials, wiring diagrams, parts AutoCad drawings, software architecture documentation, etc. Intangible assets were received from a related party, ICT Investments, and therefore transferred and booked by Laser Photonics Corp. at their historical cost.

Historically, ICT Investments acquired IP through various acquisitions and business combinations as a part of its ordinary line of business, mainly concentrated within the photonics industries. A variety of IP was accumulated within the 2000 to 2020 time frame and compiled from IP of various portfolio companies, acquired for cash in various public auctions, and contributed in a normal cause of business in different entities and start-ups. Historical IP costs are typically reflected mostly in reviewed financial statements and from purchase receipts, which form the historical base of Intellectual Property invested or contributed, or sold to a to a selected company.

In addition, on December 3, 2020 intangible assets were tested for fair market value and an impairment analysis of intangible assets was conducted, which can be found in the attachments to this Annual Report on Form 10-K. To perform a fair market evaluation of its portfolio assets the Company is using the income approach method:

Intangible Assets:	December 2020	December 2019
Customer Relationships	211,000	0
Equipment Design Documentation	2,675,000	0
Operational Software & Website	298,280	0
Total Intangible Assets	3,184,280	0

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company will write down the asset to its fair value based on the present value of estimated future cash flows.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company writes down the asset to its fair value based on the present value of estimated future cash flows.

Liabilities

Liabilities Consist of Current Liabilities and Long-Term Liabilities.

	Dec 31, 20	Dec 31, 19
Liabilities
Current Liabilities
Accounts Payable	$55,756	$5,280
Deferred Revenue	779,128	0
Lease liability current portion	181,199	0
Sales Tax Liability	12,665	0
Total Current Liabilities	1,028,749	5,280
Long Term Liabilities	1,169,373	0
Total Liabilities	$2,198,122	$5,280

As of December 31, 2020, and December 31, 2019, total liabilities were recorded at $2,198,122 and $5,280, respectively.

Current Liabilities

Our current liabilities consist of accounts payable and deferred revenue.

Sales Tax Liability

Sales tax liability is created when Company sells equipment and services to another entity located in the State of Florida. Currently the sales tax rate in the Company’s County place of business is 6.5%. As of September 30, 2021, our sales tax liability was $9,087 compared to $12,665 at December 31, 2020.

Sales tax liability is created when the Company sells equipment and services to another entity located in the State of Florida. Currently the sales tax rate in the Company’s County of business is 6.5%. As of December 31, 2020, our sales tax liability was recorded at $12,665 compared to $0 recorded at December 31, 2019.

ICT Asset Purchase

During the year 2020, the Company purchased from ICT Investments additional assets, consisting of inventories, certain capital manufacturing equipment, office and computer equipment, intangible assets consisting of 3D engineering design documentation, manufacturing database, customer relationship database with populated CRM, valued in total at $$4,787,109 which the Company will use in its business, in exchange for 29,270,502 shares of its common stock.

The Company intends to focus on the business of design and manufacture of various industrial grade laser material processing equipment, first being laser blasting and cleaning equipment and later introducing another laser- based material processing applications, systems and technologies.

ICT asset sales for Laser Photonics Corp stock

Sales Demo Inventory	$786,413
Equipment and Furniture: Machinery & Equipment :	819,136
Intangible Assets: Customer relationship Database	211,000
Intangible Assets: Equipment Design Documentation	2,675,000
Intangible Assets: Operational Software & Website	294,560
Total non-cash asset purchase	$4,786,109

Stock issued for purchase of assets from ICT Investments (at par)	$266,092
Additional paid in capital	4,520,018
Total non-cash consideration	$4,786,109

Historically, ICT Investments acquired capital and intangible assets through various acquisitions and business combinations as a part of its ordinary line of business, mainly concentrated within the photonics industries. Most of ICT assets were accumulated within the 2000 to 2020 time frame and compiled from the assets of various portfolio companies, acquired for cash in various public auctions, and contributed in the ordinary course of business in different entities and start-ups. Historical asset costs are typically reflected mostly in reviewed financial statements and from purchase receipts, which form the historical base of assets invested, contributed or sold to a to a selected company. Some of the capital assets or sales demo inventories were recently acquired or manufactured by ICT portfolio companies. In that case the sale price to Laser Photonics Corp. was determined either at historical cost or equipment sales at market prices in the ordinary course of business for the respective piece of equipment or machinery.

Deferred revenue

The Company requires deposits on most sales orders. These deposits are recorded as deferred revenue until such time as the revenue recognition criteria for that project are order is completed. As of September 30, 2021, our deferred revenue was $440,327 in comparison to $650,344 at December 31, 2020.

The Company requires deposits on most sales orders. These deposits are recorded as deferred revenue until such time as the revenue recognition criteria for that project are order is completed. As of December 31, 2020, the Company’s other deferred revenue liabilities were recorded at $779,128.

Liabilities

Our long-term liabilities include a promissory note to ICT in the principal amount of $439,990 bearing 6% annual interest with a maturity date of January 31, 2023 and this Note may be prepaid in whole or in part. As of December 31, 2020, the unpaid principal amount of the Note was $399,347.

Long-Term Liabilities	Dec 31, 20	Dec 31, 19
PPP Loan	198,750	0
Lease Liability less Current	43,855	0
Notes Payable	926,768	0
Total Long-Term Liabilities	1,169,373	0

Our long-term liabilities include a PPP Loan from Axiom Bank, promissory notes to ICT, and long-term lease liability. The Notes to ICT may be prepaid in whole or in part.

In January 2020, the Company issued a promissory note to ICT in the principal amount of $439,990 bearing 6% annual interest with a maturity date of January 31, 2023. This Note may be prepaid in whole or in part. As of December 31st, 2020, the unpaid principal amount of the Note was $181,330.

In October 2020, the Company issued a second promissory note to ICT in the principal amount of $745,438 bearing 6% annual interest with a maturity date of December 31, 2023. This Note may be prepaid in whole or in part. As of December 31, 2020, the unpaid principal amount of the Note was $689,926.

As of December 31, 2020, the total unpaid principal amount of the Notes was $926,768.

Liquidity and Capital Resources

For the year ended December 31, 2020, the Company’s liquidity needs were met through the financing activity and ongoing support of the ICT Investments.

The following is a summary of the Company’s cash flows provided by (used in) operating, investing and financing activities:

	Year Ended December 31,
	2020	2019
Net cash provided by Operating Activities	(1,328,899)	(505,506)
Net cash provided by Investing Activities	(4,256,015)	0
Net cash provided by Financing Activities	5,911,628	505,506

As of December 31, 2020, the Company had $ 3,255,136 in current assets, comprised of $ 326,713 in cash, $756,095 in accounts receivable and $2,172,327 in inventory, compared to 495,150 in current assets, all of which was inventory, at December 31, 2019. Current liabilities at December 31, 2020, totaled $1,028,749 compared to $5,280 at December 31, 2019.

As a result, on December 31 2020, the Company had $2,226,387 in total working capital:

	Year Ended December 31,
	2020	2019
Cash And Cash Equivalents	326,713	0
Working Capital (excluding cash and cash equivalents)	1,899,674	489,870
Total Working Capital	2,226,387	489,870

Revenue Recognition

We generate revenue from the production and sale of laser equipment, OEM Laser Products and Service and Repair. We recognize revenue according to ASC 606. When the customer obtains control over the promised equipment or services, we record revenue in the amount of consideration that we receive or can expect to receive in exchange for those goods and services. The Company applies the following five-step model to determine revenue recognition:

•	Identification of a contract with a customer
•	Identification of the performance obligations in the contact
•	Determination of the transaction price
•	Allocation of the transaction price to the separate performance obligations
•	Recognition of revenue when performance obligations are satisfied

The Company only applies the five-step model when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. Our contracts contain a single performance obligation, and the entire transaction price is allocated to the single performance obligation. We recognize as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Accordingly, we recognize revenues (net) when the customer obtains control of the Company’s product, which typically occurs upon shipment of the product.

Product sales: Revenue is generally recognized when goods are shipped, and title and risk of loss passes to the customer. Revenue is deferred in all instances where the earnings process is incomplete. The Company recognizes revenue from distribution sales when all contingencies are satisfied and upon persuasive evidence of a sale to end users until such time that historical sell through ratios had been developed. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue in the accompanying balance sheets. The Company recognizes revenue from contracts when specific progress defined by contract terms are met, or when the contract has been completed to specifications. The Company recognizes revenue for product when shipped. Contracts or purchase orders, according to the terms and conditions of the sale, are not cancellable and deposits are not refundable unless the Company cannot perform on the contract. The Company has no obligation to provide upgrades, enhancements, or customer support subsequent to the sale, other than warranty liability or performance obligation.

Refunds and returns, which are minimal, are recorded as a reduction of revenue. Unshipped product on received purchase orders by customers prior to our satisfying the above criteria are recorded as deferred revenue in the balance sheets.

All revenues were reported net of any sales discounts or taxes.

Service revenue: Revenues and costs of maintenance and repair services or consulting revenues from such contracts are recognized during the period in which the service was performed.

Other: The Company also may apply the input method to certain arrangements covered under ASC 606, when the sale has been consummated, when we have transferred the usual risks and rewards of ownership to the buyer, the initial or continuing investment criteria have been met, we have the ability to estimate our costs and progress toward completion, and other revenue recognition criteria have been met. Such estimates include significant judgment. Depending on the value of the initial and continuing payment commitment by the buyer, we may align our revenue recognition and release of project assets to cost of sales with the receipt of payment from the buyer for sales arrangements accounted for under ASC 606.

Revenue by Category:

	For the three months ended	For the nine months ended	For the three months ended	For the nine months ended
	September 30, 2021	September 30, 2021	September 30, 2020	September 30, 2020
Product Sales	$1,075,494	$2,936,306	$588,902	$1,259,162
Service revenue/other	23,097	52,802	18,785	86,301
Net revenue	$1,098,591	$2,989,108	$607,687	$1,345,463

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assess the goods or services promised within each contract and determine those that are performance obligations and assess whether each promised good or service is distinct. The Company then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Refunds and returns, which are minimal, are recorded as a reduction of revenue. Payments received by customers prior to our satisfying the above criteria are recorded as unearned income in the combined balance sheets.

All revenues were reported net of any sales discounts or taxes.

Fair Value of Financial Instruments

The Company applies the accounting guidance under Financial Accounting Standards Board (“FASB”) ASC 820-10, “Fair Value Measurements”, as well as certain related FASB staff positions. This guidance defines fair value as the price that would be received from m selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact business and considers assumptions that marketplace participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

The guidance also establishes a fair value hierarchy for measurements of fair value as follows:

☐	Level 1 - quoted market prices in active markets for identical assets or liabilities.
☐

Level 2 - inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

☐	Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of the Company's financial instruments approximates their fair value as of September 30, 2021, due to the short-term nature of these instruments.

The Company applies the accounting guidance under Financial Accounting Standards Board (“FASB”) ASC 820-10, “Fair Value Measurements”, as well as certain related FASB staff positions. This guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact business and considers assumptions that marketplace participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

The guidance also establishes a fair value hierarchy for measurements of fair value as follows:

Level 1 - quoted market prices in active markets for identical assets or liabilities.

☐

Level 2 - inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of the Company’s financial instruments approximates their fair value as of December 31, 2020, due to the short-term nature of these instruments.

Tax Loss Carryforwards

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statement and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statement and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

Recent Accounting Pronouncements

In December 2019, the FASB issued authoritative guidance intended to simplify the accounting for income taxes (ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”). This guidance eliminates certain exceptions to the general approach to the income tax accounting model and adds new guidance to reduce the complexity in accounting for income taxes. This guidance is effective for annual periods after December 15, 2020, including interim periods within those annual periods. The updated guidance, which became effective for fiscal years beginning after December 15, 2020, did not have a material impact on the Company’s condensed financial statements.

In June 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation”. The update removes all incremental financial reporting requirements from GAAP for development stage entities, including the removal of Topic 915 from the FASB Accounting Standards Codification. In addition, the update adds an example disclosure in Risks and Uncertainties (Topic 275) to illustrate one way that an entity that has not begun planned principal operations could provide information about the risks and uncertainties related to the company’s current activities. Furthermore, the update removes an exception provided to development stage entities in Consolidations (Topic 810) for determining whether an entity is a variable interest entity-which may change the consolidation analysis, consolidation decision, and disclosure requirements for a company that has an interest in a company in the development stage. The update is effective for the annual reporting periods beginning after December 15, 2014, including interim periods therein. Early application with the first annual reporting period or interim period for which the entity’s financial statements have not yet been issued (Public business entities) or made available for issuance (other entities). The Company adopted this pronouncement commencing with the year ended December 31, 2019.

In June 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-12, “Compensation – Stock Compensation ( Topic 718 ); Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”. The amendments in this ASU apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. For all entities, the amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. Entities may apply the amendments in this ASU either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this Update as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. Additionally, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. This updated guidance is not expected to have a material impact on our results of operations, cash flows or financial condition. Company are currently reviewing the provisions of this ASU to determine if there will be any impact on our results of operations, cash flows or financial condition.

In August 2014, the FASB issued Accounting Standards Update “ASU” 2014-15 on “Presentation of Financial Statements Going Concern (Subtopic 205-40) – Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. Currently, there is no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments in this Update provide that guidance. In doing so, the amendments are intended to reduce diversity in the timing and content of footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). Company are currently reviewing the provisions of this ASU to determine if there will be any impact on our results of operations, cash flows or financial condition.

All other newly issued accounting pronouncements but not yet effective have been deemed either immaterial or not applicable.

Off-Balance Sheet Arrangements

During the quarter ended December 31, 2020, the Company did not engage in any off-balance sheet arrangements as defined in item 303(a)(4) of the SEC’s Regulation S-K.

The Company does not have any off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on its financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors.

Promissory Notes

In January 2020, the Company issued a promissory note to ICT in the principal amount of $439,990 bearing 6% annual interest with a maturity date of January 31, 2023. This Note may be prepaid in whole or in part. As of December 31, 2020, the unpaid principal amount of the Note was $181,330.

In October 2020, the Company issued a second promissory note to ICT in the principal amount of $745,438 bearing 6% annual interest with a maturity date of December 31, 2023. This Note may be prepaid in whole or in part. As of December 31, 2020, the unpaid principal amount of the Note was $689,926.

Net Loss per Share

Basic loss per share is calculated by dividing the loss attributable to stockholders by the weighted-average number of shares outstanding for the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings (loss) of the Company. Diluted loss per share is computed by dividing the loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless such dilutive potential shares would result in anti-dilution. At September 30, 2021 and December 31, 2020, there were no potentially dilutive shares.

Basic earnings/loss per share is calculated by dividing the loss attributable to stockholders by the weighted-average number of shares outstanding for the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings (loss) of the Company. Diluted earnings/ loss per share is computed by dividing the earnings/loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless such dilutive potential shares would result in anti-dilution.

For the year ended December 31, 2020, the Company recorded $0.00 net income per share. For the period from inception (November 8, 2019) to December 31, 2019, the Company recorded $0.01 net loss per share.

Accounts Payable

Accounts payable consist of short-term liability to our vendors and sub-contractors, who extend credit terms to the Company or deliver goods or services with delayed payment terms. As of December 31, 2020, and December 31, 2019, our accounts payable were recorded at $55.756 and $0, respectively.

Laser Photonics Stock Price Evaluation

Generally, the basis of value can be different depending on the purpose of the valuation being performed. Laser Photonics Corp. normally uses more than one approach in order to arrive at a supportable share price valuation range. To perform a stock price evaluation of its portfolio assets the Company is using the practical studies and recommendations published by the leading financial auditing institutions.

By comparing the two methods used to establish the stock price the Company has used the lesser of the two.

Method #1 Income Approach

The income approach focuses on the income-producing capability of the business or asset. This approach assumes that the value is measured by the present worth of the net economic benefit to be received over the specific EBITDA multiples common for a specific industry. In the photonics industry this value it typically determined as 7-10. The methodology usually adopted is the discounted cash flow methodology (DCF). This approach, and the financial models which are required to support it, are becoming increasingly important given the current focus upon cash metrics in the optimization of capital investments.

A financial model is developed to generate cash flows using input assumptions for capital and operating expenditure, feedstock costs, feed-in tariff or electricity price, governmental policy support, output utilization and taxation. The resulting cash flows are then discounted at a rate which reflects the overall risk of the project. It is critically important that cash flow analysis is underpinned by robust financial models.

Variations of the income approach, including ‘excess earnings’ and ‘relief from royalty’ methods, are commonly used to value stock price to that matter.

Method #2 Free Equity Approach

This approach relies upon the principle of substitution, which proposes that a prudent investor will pay no more for stock in a business than the cost based on the Stockholders’ Equity shown in the Company’s balance sheets.

While the FE method is an important metric, it suffers from a significant weakness: it does not reflect the fact that many transactions include portfolios of assets at various stages of their life. That is why it is practical to use this method in conjunction with other methods as a validation technique for determining the value of a stock.

The table below summarizes the three stock price valuation methods as applied to the Company:

Number of Shares Issued and Outstanding	29,270,502	29,270,502
EBITDA	1,219,141
EBITDA Multiple	7.00
Free Equity		5,286,620

LPC Stock Price Value	0.29	0.18

As of December 31, 2020, the Company’s stock was valued by Method #1 at $0.29 and by Method #2 at $0.18. Selecting the smallest valuation between the two methods, the Company arrived at a valuation of $0.18 for the Company’s stock which was used as a basis for purchasing ICT Investments’ assets in exchange for shares of the Company stock.

Machinery and Equipment

Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company will use other depreciation methods (generally accelerated) for tax purposes where appropriate. The estimated useful lives for significant property and equipment categories are as follows:

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Intangible Assets	7-12 years

	Dec 31, 20	Dec 31, 19
Fixed Assets:
Accumulated Depreciation	(26,409)	0
Machinery & Equipment	804,934	0
R&D Equipment	31,053	0
Office Furniture and Computer Equipment	39,449	0
Total Fixed Assets	849,027	0

For the year ended December 31, 2020, the Company recorded $26,409 of depreciation expense.

Recent Accounting Guidance Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU-2016-13”). ASU 2016-13 affects loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. ASU 2016-13 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The Company is currently evaluating the impact of the new guidance on its condensed financial statements.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying condensed financial statements.

Reclassifications	Certain figures in the prior year financial statements have been reclassified to conform to the current year presentation.